Document and Entity Information	0 Months Ended
Mar. 12, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Mar. 12, 2012
Registrant Name	EPIPHANY FUNDS
Central Index Key	0001377031
Amendment Flag	false
Document Creation Date	May 21, 2012
Document Effective Date	May 21, 2012
Prospectus Date	Mar. 12, 2012